BASIS OF PREPARATION - Additional information (Details) - Professional Medical Corporations	12 Months Ended
Mar. 31, 2022
Disclosure of information about consolidated structured entities [line items]
Term of arrangements	20 years
Automatic Renewal Term	5 years